Long-term Debt - Schedule of Debt (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Balance at January 1, 2021	$ 1,509,794
Repaid	166,033
Balance at December 31, 2021	1,380,648
Prepaid	152,871
New Loans	$ 189,758
8-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 73,600
Balance at January 1, 2021	60,860
Repaid	6,407
Balance at December 31, 2021	$ 54,453
6-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 193,239
Balance at January 1, 2021	30,921
Repaid	2,474
Balance at December 31, 2021	$ 28,447
8-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 39,954
Balance at January 1, 2021	37,500
Repaid	2,589
Balance at December 31, 2021	$ 34,911
5-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 35,190
Balance at January 1, 2021	27,370
Repaid	977
Balance at December 31, 2021	0
Prepaid	$ 26,393
7-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 35,190
Balance at January 1, 2021	26,393
Repaid	2,200
Balance at December 31, 2021	$ 24,193
7-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 39,900
Balance at January 1, 2021	21,764
Repaid	3,628
Balance at December 31, 2021	$ 18,136
7-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 44,800
Balance at January 1, 2021	30,400
Repaid	3,200
Balance at December 31, 2021	$ 27,200
12-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 309,824
Balance at January 1, 2021	209,430
Repaid	21,501
Balance at December 31, 2021	$ 187,929
71/2-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2017
Original Amount	$ 85,000
Balance at January 1, 2021	68,000
Repaid	5,667
Balance at December 31, 2021	$ 62,333
6-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 80,000
Balance at January 1, 2021	61,275
Repaid	7,158
Balance at December 31, 2021	$ 54,117
5-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 180,000
Balance at January 1, 2021	104,770
Repaid	19,731
Balance at December 31, 2021	0
Prepaid	$ 85,039
5-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 44,000
Balance at January 1, 2021	24,383
Repaid	2,700
Balance at December 31, 2021	$ 21,683
5-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 48,650
Balance at January 1, 2021	36,488
Balance at December 31, 2021	0
Prepaid	$ 36,488
8-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 82,752
Balance at January 1, 2021	79,304
Repaid	4,597
Balance at December 31, 2021	$ 74,707
5-year term loan 5 [Member]
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 62,500
Balance at January 1, 2021	53,500
Repaid	6,000
Balance at December 31, 2021	$ 47,500
6-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 88,150
Balance at January 1, 2021	60,804
Repaid	8,716
Balance at December 31, 2021	$ 52,088
5-year term loan 6 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 38,250
Balance at January 1, 2021	30,682
Repaid	5,718
Balance at December 31, 2021	20,013
Prepaid	$ 4,951
4-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 26,000
Balance at January 1, 2021	20,800
Repaid	5,200
Balance at December 31, 2021	$ 15,600
7-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 56,352
Balance at January 1, 2021	56,352
Repaid	2,818
Balance at December 31, 2021	$ 53,534
10-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 54,387
Balance at January 1, 2021	54,191
Repaid	3,011
Balance at December 31, 2021	$ 51,180
7-year term loan 5 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 72,000
Balance at January 1, 2021	67,200
Repaid	4,800
Balance at December 31, 2021	$ 62,400
5-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 71,036
Balance at January 1, 2021	64,613
Repaid	5,082
Balance at December 31, 2021	$ 59,531
5-year term loan 8 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 36,000
Balance at January 1, 2021	33,600
Repaid	2,400
Balance at December 31, 2021	$ 31,200
5-year term loan 9 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 35,000
Balance at January 1, 2021	31,818
Repaid	3,182
Balance at December 31, 2021	$ 28,636
5-year term loan 10 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 16,800
Balance at January 1, 2021	15,015
Repaid	2,730
Balance at December 31, 2021	$ 12,285
2-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 27,750
Balance at January 1, 2021	13,875
Balance at December 31, 2021	27,750
New Loans	$ 13,875
5-year term loan 11 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 70,000
Balance at January 1, 2021	67,305
Repaid	11,217
Balance at December 31, 2021	$ 56,088
5-year term loan 12 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 40,000
Balance at January 1, 2021	38,556
Repaid	2,487
Balance at December 31, 2021	$ 36,069
6-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 37,500
Balance at January 1, 2021	37,125
Repaid	2,652
Balance at December 31, 2021	$ 34,473
5-year term loan 13 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 47,000
Balance at January 1, 2021	45,500
Repaid	9,100
Balance at December 31, 2021	$ 36,400
5-year term loan 14 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 44,500
Balance at January 1, 2021	0
Repaid	8,091
Balance at December 31, 2021	36,409
New Loans	$ 44,500
5-year term loan 15 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 26,000
Balance at January 1, 2021	0
Balance at December 31, 2021	26,000
New Loans	$ 26,000
4-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 38,000
Balance at January 1, 2021	0
Balance at December 31, 2021	38,000
New Loans	$ 38,000
4-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 48,750
Balance at January 1, 2021	0
Balance at December 31, 2021	48,750
New Loans	$ 48,750
7-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 74,500
Balance at January 1, 2021	0
Balance at December 31, 2021	18,633
New Loans	$ 18,633